Capital Risk Management	12 Months Ended
Dec. 31, 2019
Capital Risk Management
Capital Risk Management

17. Capital Risk Management

The Partnership’s objectives when managing capital are to safeguard the Partnership’s ability to continue as a going concern and to pursue future growth opportunities. Among other metrics, the Partnership monitors capital using a total indebtedness to total assets ratio (Note 7), which is defined under certain of the Partnership’s credit facilities as total debt and derivative financial instruments divided by total assets. The total indebtedness to total assets ratio is as follows:

	As of
	December 31,
	2018	2019
Derivative financial instruments—current asset	(4,615)	(372)
Derivative financial instruments—non-current asset	(5,116)	—
Borrowings—current liability	440,389	109,822
Borrowings—non-current liability	925,411	1,236,202
Lease liabilities—current portion	—	472
Lease liabilities —non-current portion	—	414
Derivative financial instruments—current liability	1,253	2,607
Derivative financial instruments—non-current liability	3,543	6,688
Total indebtedness	1,360,865	1,355,833
Total assets	2,696,209	2,396,944
Total indebtedness/total assets	50.5%	56.6%